Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue from contracts with customers	$ 4,902,865	$ 1,804,705	$ 765,193
Cost of Goods Sold	(1,566,068)	(495,558)	(241,691)
Gross Profit	3,336,797	1,309,147	523,502
Grant Income	3,408,199	2,591,498	957,725
Fair value (losses) to financial assets	(557,676)	(523,666)
Net foreign exchange gains/(losses)	(27,603)	363,724	247,558
Movement in inventory provision		430,932
Expenses
General and administrative expenses	(4,555,726)	(4,220,905)	(3,524,388)
Research and development expenses	(5,375,461)	(2,592,145)	(657,715)
Selling and marketing expenses	(2,029,648)	(927,423)	(416,537)
Operating loss	(5,801,118)	(3,568,838)	(2,869,855)
Finance income	327,756	116,323	21,785
Finance expenses	(7,576)	(9,652)	(6,184)
Finance costs - net	320,180	106,671	15,601
Share of loss from associates	(1,456,019)	(324,340)
Loss Before Income Tax	(6,936,957)	(3,786,507)	(2,854,254)
Income tax expense
Loss for the Period	(6,936,957)	(3,786,507)	(2,854,254)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	2,266	(1,012)	6,708
Total Comprehensive Loss for the Period	$ (6,934,691)	$ (3,787,519)	$ (2,847,546)
Basic Loss per Share (in cents per share) (in Dollars per share)	$ (3.04)	$ (1.66)	$ (1.25)